Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Material Accounting Policies
Summary of Material Accounting Policies
4.	Summary of Material Accounting Policies

Use of estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Vessel revenue recognition

Revenues are generated from time charter and voyage charter agreements.

Under a voyage charter agreement, the vessel transports a specific agreed-upon cargo for a single voyage which may include multiple load and discharge ports. The consideration is determined on the basis of a freight rate per metric ton of cargo carried, or on a lump sum basis. The voyage charter agreement generally has a minimum amount of cargo. The charterer is liable for any short loading of cargo or “dead” freight. The voyage charter agreement generally has standard payment terms, where freight is paid within certain days after the completion of discharge. The voyage charter agreement generally has a “demurrage” or “despatch” clause. The considerations received under the demurrage and despatch clauses are considered variable consideration and are recognized at contract inception and the estimates of initial recognition are updated throughout the period of the voyage charter agreement.

The consideration received under the demurrage clause represents damages paid to the shipowner for exceeded laytime (i.e., the charterer exceeds the amount of time specified in the contract for loading or discharging the cargo from the vessel, or both). Conversely, the shipowner may be required to pay despatch fees to the charterer as incentive for loading or discharging cargo in less time (i.e., for reducing the time a vessel must spend in port loading or discharging cargo). The consideration received under the demurrage and despatch clauses are calculated based on the number of days the charterer exceeds/reduces the loading/discharging time multiplied by the daily rate which is based on specific terms of the voyage charter agreement.

Management makes a detailed assessment of demurrage and despatch amount expected to be received/ paid which is included in revenue only to the extent that it is highly probable that the amount will be collectible and not be subject to a significant reversal.

In a voyage charter agreement, the performance obligations begin to be satisfied once the vessel begins loading the cargo. The Group determined that its voyage charter agreements consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses, and as a result revenue is recognized on a straight-line basis over the voyage days.

The voyage charter agreements are considered service contracts which fall under the provisions of IFRS 15, because the Group as shipowner retains control over the operations of the vessel, such as directing the routes taken or the vessel’s speed.

Under a voyage charter agreement, the Group bears all voyage related costs such as fuel costs, port charges and canal tolls, as applicable. Voyage related costs which are incurred during the period prior to commencement of cargo loading are accounted for as contract fulfilment costs when they (a) relate directly to a contract or anticipated contract, (b) generate or enhance resources that will be used in satisfying a performance obligation and (c) they are expected to be recovered. These costs are deferred and recorded under current assets, and are amortized on a straight-line basis as the related performance obligation to which they relate is satisfied.

Under a time charter agreement, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is usually based on a daily hire rate. In addition, certain of our time charter arrangements may, from time to time, include profit-sharing clauses, arising from the sharing of earnings together with third parties and the allocation to the Group of such earnings based on a predefined methodology. Subject to any restrictions in the time charter agreement, the charterer has the full discretion over the ports visited, shipping routes and vessel speed. The time charter agreement generally provides typical warranties regarding the speed and performance of the vessel. The time charter agreement generally has some owner- protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carries only lawful or non-hazardous cargo. In a time charter agreement, the Group is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants. The charterer bears the voyage-related costs such as bunker expenses, port charges and canal tolls during the hire period. The performance obligations in a time charter agreement are satisfied over the term of the agreement, beginning when the vessel is delivered to the charterer until it is redelivered back to the Group. The charterer generally pays the charter hire in advance of the upcoming period of the agreement. The time charter agreements are considered operating leases and are accounted for in accordance with IFRS 16. Time charter agreements do not fall under the scope of IFRS 15 Revenue from Contracts with Customers because (i) the vessel is an identifiable asset, (ii) the Group does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the agreement and derives the economic benefits from such use. Revenue from time charter agreements is recognized on a straight-line basis over the duration of the time charter agreement. In case of a time charter agreement with contractual changes in rates throughout the term of the agreement, any differences between the actual and the straight-line revenue in a reporting period is recognized as a straight-line asset or liability and reflected under current assets or current liabilities, respectively, in the consolidated statement of financial position.

Address commissions are discounts provided to charterers under time and voyage charter agreements. Brokerage commissions are commissions payable to third-party chartering brokers for commercial services rendered. Both address and brokerage commissions are recognized on a straight-line basis over the duration of the voyage or the time charter period, and are reflected under Revenue and Commissions, respectively, in the consolidated statements of profit or loss and other comprehensive income.

Deferred revenue represents revenue collected in advance of being earned. The portion of deferred revenue, which is recognized in the next twelve months from the consolidated statements of financial position date, is classified under current liabilities in the consolidated statements of financial position.

Vessel voyage expenses

Vessel voyage expenses mainly relate to voyage charter agreements and consist of port, canal and bunker costs that are unique to a particular voyage, and are recognized as incurred. Under time charter arrangements, voyage expenses are paid by charterers, except when off-hire.

Management believes that mobilization of a vessel from a previous port of discharge to a subsequent port of loading does not result in a separate benefit for charterers and that the activity is thus incapable of being distinct. This activity is considered to be a required set-up activity to fulfill the contract. Consequently, positioning and repositioning fees and associated expenses should be recognized over the period of the contract to match the recognition of the respective hire revenues realized, and not at a certain point in time following the adoption of IFRS 15 Revenue from Contracts with Customers. All other voyage expenses are expensed as incurred, with the exception of commissions, which are also recognized on a pro-rata basis over the duration of the period of the time and voyage charter. Bunkers’ consumption included in voyage expenses represents mainly bunkers consumed during vessels’ unemployment and offhire days.

Vessel operating expenses

Vessel operating expenses comprise all expenses relating to the operation of the vessel under time and voyage charter agreements, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses.

The majority of the Group’s operating expenses (such as crew costs, spares, stores, insurances, repairs, surveys, telecommunication and various other expenses) are paid from Kyklades Maritime Corporation (“KMC”).

Trade and other receivables

Trade receivables include estimated recoveries from hire and freight billings to charterers, net of any provision for doubtful accounts, as well as interest receivable from time deposits. At each statement of financial position date, the Group assesses its potential expected credit losses in accordance with IFRS 9. As of December 31, 2023 and 2022, the Group performed a respective exercise and concluded that the expected credit losses calculated were immaterial.

As of the date of this report, trade and other receivables’ fair value approximates their carrying amount.

Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Deferred financing costs

Fees incurred for obtaining new borrowings or refinancing existing facilities such as arrangement, structuring, legal and agency fees are deferred and classified against long-term borrowings in the consolidated statements of financial position. Any fees incurred for borrowing facilities not yet advanced, but it is considered certain that they will be drawn down, are deferred and classified under non-current assets in the consolidated statements of financial position. These fees are classified against long-term borrowings on the loan drawdown date.

Deferred financing costs are deferred and amortized over the term of the relevant borrowing using the effective interest method, with the amortization expense reflected under interest and finance costs in the consolidated statements of profit or loss and other comprehensive income. Any unamortized deferred financing costs related to borrowings which are either fully repaid before their scheduled maturities or related to borrowings extinguished are written-off in the consolidated statements of profit or loss and other comprehensive income.

Vessels and depreciation

Vessels are stated at cost, which comprises vessels’ contract price, major improvements, and direct delivery and acquisition expenses less accumulated depreciation and any impairment. Depreciation is calculated on a straight-line basis over the estimated useful life of the vessels, after considering their estimated residual value. Each vessel’s residual value is equal to the product of its lightweight tonnage and its estimated scrap rate. The scrap rate is estimated to be approximately $400 per ton of lightweight steel. The Group currently estimates the useful life of each vessel to be 25 years from the date of original construction.

Special survey and dry-docking costs

Special survey and dry-docking costs are capitalized as a separate component of vessel cost. These costs are capitalized when incurred and depreciated over the estimated period to the next scheduled special survey/dry-docking. The Group’s vessels are required to undergo special survey/dry-docking approximately every 5 years, until a vessel reaches 10 years of age, after which a vessel is required to be specially surveyed/dry-docked approximately every 2.5 years. If a special survey or dry-docking is performed prior to the scheduled date, any remaining balances are written-off and reflected in depreciation in the statements of profit or loss and other comprehensive income.

Impairment of vessels, vessels under construction and right-of-use assets

The Group assesses at each reporting date whether there are any indications that the carrying amounts of the vessels, vessels under construction and right-of-use assets may not be recoverable. If such an indication exists, and where the carrying amount exceeds the estimated recoverable amount, the vessels, vessels under construction and right-of-use assets, are written down to their recoverable amount. The recoverable amount is the greater of fair value less costs to sell and value-in-use. The fair value less costs to sell is the amount obtainable from the sale of a vessel in an arm’s length transaction, less any associated costs of disposal. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the vessels.

Advances for vessels under construction

Advances for vessels under construction comprise the cumulative amount of instalments paid to shipyards for vessels under construction, other pre-delivery expenses directly related to the construction of the vessel and capitalized interest at the statements of financial position date. On delivery of a vessel, the balance is transferred to vessels, net, in the consolidated statements of financial position.

Vessels held for sale and discontinued operations

Vessels are classified as current assets in the statements of financial position when their carrying amount will be recovered through a sale transaction rather than continuing use. A vessel is classified as held for sale when it is available for immediate sale in its present condition and the sale is highly probable.

A highly probable sale implies that, management is committed to a plan to sell the vessel and the plan has been initiated and, further, that the Company is actively seeking to locate a buyer. The vessel must be actively marketed for sale at a reasonable price and the sale is expected to be completed within one year from the date of classification as held for sale.

Vessels classified as held for sale are measured at the lower of their carrying amount and fair value less cost to sell.

A discontinued operation is a component of the Company’s business that represents a separate major line of business or geographical area of operations that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal. When an operation is classified as a discontinued operation, the comparative statements of profit or loss and other comprehensive income is presented as if the operation had been discontinued from the start of the comparative period.

Foreign currency translations

The functional currency of the Company and its subsidiaries is the U.S. dollar because the vessels operate in international shipping markets, which primarily transact business in U.S. dollars. Transactions denominated in foreign currencies are converted into U.S. dollars and are recorded at the exchange rate in effect at the date of the transactions. For the purposes of presenting these consolidated financial statements, monetary assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the rate of exchange prevailing at the consolidated statement of financial position date. Any resulting foreign exchange differences are reflected under foreign exchange gain/(loss) in the consolidated statement of profit or loss and other comprehensive income. The Company presents its consolidated financial statements in U.S. dollars.

Interest-bearing borrowings

Borrowings are initially recognized at fair value, being the fair value of the consideration received net of issue costs associated with the borrowing. After initial recognition, interest-bearing borrowings are subsequently measured at amortized cost using the effective interest method and classified as current and non-current based on their repayment profile. The Company derecognizes a borrowing when it is repaid or refinanced (in case of the latter, when its terms are modified and the cash flows of the modified borrowing liability are substantially different, the new liability is being recognised based on the modified terms and is recognized at fair value).

Cash and cash equivalents

The Group considers highly liquid investments such as time deposits and certificates of deposit with original maturities of three months or less to be cash equivalents. For the purposes of the consolidated cash flow statement, cash and cash equivalents consist of cash and cash equivalents as defined above.

Restricted cash

Restricted cash represents pledged cash deposits or minimum liquidity to be maintained with certain banks under the Group’s borrowing arrangements. In the event that the borrowing relating to such deposits is expected to be terminated within the next twelve months from the statements of financial position date, they are classified under current assets otherwise they are classified as non-current assets on the statements of financial position. The Group classifies restricted cash separately from cash and cash equivalents in the consolidated statements of financial position. Restricted cash does not include general minimum liquidity requirement.

Segment Information

The Group evaluates its vessels’ operations and financial results, principally by assessing their revenue generation, and not by the type of vessel, employment, customer or type of charter. Among others, Earnings before Interest, Tax, Depreciation and Amortization (“EBITDA”), Operating expenses (“Opex”) and Gross profit (or otherwise referred to as “Time Charter Equivalent”), are used as key performance indicators. The CEO, who is the chief operating decision maker, reviews these performance metrics of the fleet in aggregate, and thus, the Group has determined that it operates under one reportable segment, that of operating tanker vessels transporting crude oil. Furthermore, due to the international nature of oil transportation, the vessels’ employability is on a worldwide scale, subject to restrictions as per the charter agreement, and, as a result, we disclose the revenue generated per country, based on the Company’s customers’ headquarters.

Inventories

Inventories consist of bunkers, lubricating oils, urea and other items including stock provisions remaining on board and are owned by the Group at the end of each reporting period. Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method. For an analysis of inventories as of December 31, 2023 and 2022, refer to Note 6.

Cash flow statement policy

The Group uses the indirect method to report cash flows from operating activities.

Earnings/(Loss) per share

Basic earnings/(loss) per share is calculated by dividing income/(loss) attributable to common stock holders by the weighted average number of common shares outstanding. Diluted earnings per share is calculated by adjusting income/(loss) attributable to common stock holders and the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to reduce a loss per share or increase earnings per share. The Group applies the if-converted method when determining diluted earnings per share.

This requires the assumption that all securities or contracts to issue common shares have been exercised or converted into common shares at the beginning of the period or, if not in existence at the beginning of the period, the date of the issue of the financial instrument or the granting of the rights by which they are granted. Under this method, once potential common shares are converted into common shares during the period, the dividends, interest and other expense associated with those securities or contracts to issue common shares will no longer be incurred. The effect of conversion, therefore, is to increase income attributable to common shareholders as well as the number of shares issued. Conversion will not be assumed for purposes of computing diluted earnings per share if the effect would be anti-dilutive. Common shares held in treasury are not deemed outstanding.

Employee compensation — personnel

Employee compensation is recognized as an expense, unless the cost qualifies to be capitalized as an asset. Defined contribution plans are post-employment benefit plan under which the Group pays fixed contributions into separate entities on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The Group’s contributions are recognized as employee compensation expenses when they are due.

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability of annual leave as a result of services rendered by employees up to the consolidated statements of financial position date.

Termination benefits are those benefits which are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal or providing termination benefits as a result of an offer made to encourage voluntary redundancy. Benefits falling due more than 12 months after the statement of financial position date are discounted to present value.

Pension and retirement benefit obligations — crew

Crew on board is employed under short-term contracts (usually up to nine months) and, accordingly, the Group is not liable for any pension or other retirement benefits.

Taxation

A non-U.S. corporation such as the Company and its subsidiaries generally is subject to a 2% U.S. federal income tax (the “freight tax”) in respect of gross shipping income earned from voyages to or from the U.S. However, a corporation that qualifies for the benefits of Section 883 of the U.S. Internal Revenue Code (which depends, in part, on the ownership of the corporation) is exempt from this tax. The Group intends to take the position that it qualified for the Section 883 exemption in 2023, and therefore, that the freight tax should not be owed for such year. However, the freight tax could be owed in future years due to a change in circumstances.

All companies comprising the Group are not subject to any other tax on international shipping income since their countries of incorporation do not impose such taxes. The Group’s vessels are subject to registration and tonnage taxes, which are included under vessel operating expenses in the consolidated statements of profit or loss and other comprehensive income.

Equity

The Company has one class of common stock. All the shares rank in parity with one another. Each share carries the right to one vote in a meeting of the shareholders and all shares are otherwise equal in all respects.

The Company’s registered share capital is represented by 32,194,108 shares outstanding, par value $0.001 per share. In addition, as of the date of this report the OET holds 695,892 common shares in treasury (which are not deemed outstanding) amounting to $4,583,929, measured at cost.

Dividends and capital distributions to shareholders are recognized in shareholder’s equity in the period when they are authorized. Share buybacks are recognized when they occur.

Treasury shares

Common share repurchases are recorded at cost based on the settlement date of the transaction. These shares are classified as treasury shares, which is a reduction to shareholders’ equity. Treasury shares are included in authorized and issued shares but excluded from outstanding shares.

Provisions and contingencies

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation and a reliable estimate of the amount of the obligation can be made.

Provisions are reviewed at each consolidated statement of financial position date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the consolidated financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the consolidated financial statements but are disclosed when an inflow of economic benefits is probable.

Fair value of financial assets and liabilities

The definitions of the levels, provided by IFRS 13 Fair Value Measurement, are based on the degree to which the fair value is observable.

●	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities.
●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
●	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Cash and cash equivalents and restricted cash are considered Level 1 financial instruments. Variable rate long-term borrowings, interest rate swaps and forward agreements are considered Level 2 financial instruments. There are no financial instruments in Level 3, nor any transfers between fair value hierarchy levels during the periods presented.

The carrying amounts reflected in the consolidated statements of financial position for cash and cash equivalents, restricted cash, trade and other receivables, claims receivable, current accounts due from/ (due to) related parties and other current liabilities, approximate their respective fair values due to the relatively short-term maturity of these financial instruments.

The fair value of variable rate long-term borrowings approximates their recorded value, due to their variable interest being the U.S. dollar SOFR (that substituted LIBOR from July 1, 2023 onwards) and due to the fact that financing institutions have the ability to pass on their funding cost to the Group under certain circumstances, which reflects their current assessed risk. The terms of the Group’s long-term borrowings are similar to those that could be procured as of December 31, 2022. SOFR rates are observable at commonly quoted intervals for the full term of the loans and hence variable rate long-term borrowings are considered Level 2 financial instruments.

Sale and leaseback transactions

If a vessel is sold and subsequently leased back by the Group, pursuant to a memorandum of agreement (MoA) and a bareboat charter agreement, the Group determines when a performance obligation is satisfied in IFRS 15, to determine whether the transfer of a vessel is accounted for as a sale. If the transfer of a vessel satisfies the requirements of IFRS 15 to be accounted for as a sale, the Group measures the right-of- use asset arising from the leaseback at the proportion of the previous carrying amount of the asset that relates to the right of use retained and recognizes only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor. If the transfer of a vessel does not satisfy the requirements of IFRS 15 to be accounted for as a sale, the Group continues to recognize the transferred vessel and shall recognize a financial liability equal to the transfer proceeds. All of the Group lease financing agreements as of December 31, 2023 and 2022 were of this type. Please refer to Note 13 for the description of the nature of these sale and leaseback arrangements, general terms, covenants included, any variable payments, if any, as well as the purchase options and/or obligations they provide for.

Leases

The Group as a Lessee

The Group is a lessee, pursuant to contracts for the lease of office space and a company car.

The Group assesses whether a contract is, or contains a lease, at inception of the contract applying the provisions of IFRS 16, and recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for instances where the Group makes use of the available practical expedients included in IFRS 16. These expedients relate to short-term leases (defined as leases with a lease term of twelve months or less) or leases of low value assets. For these leases, the Group continues to recognize the lease payments as an operating expense on a straight-line basis over the term of the lease, unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate.

The Group as a lessor

The Group enters into lease agreements as a lessor with respect to chartering out its vessels.

Leases for which the Group is a lessor are classified as finance or operating leases. Whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases. Lease classification is made at the inception date and is reassessed only if there is a lease modification. Changes in estimates (for example, changes in estimates of the economic life or of the residual value of the underlying asset), or changes in circumstances (for example, default by the lessee), do not give rise to a new classification of a lease.

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the asset and recognized on a straight-line basis over the lease term. Amounts due from leases under finance leases are recognized as receivables at the amount of the Group’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.

When a lease agreement includes lease and non-lease components, the Group applies IFRS 15 to allocate the consideration under the agreement to each component.

The Group has determined that the lease component is the lease of a vessel and the non-lease component is the technical management services provided to operate the vessel. Each component is quantified on the basis of the relative stand-alone price of each lease component, and on the aggregate stand-alone price of the non- lease components.

These components are accounted for as follows:

●	All fixed lease revenue earned under these lease agreements is recognized on a straight-line basis over the term of the lease under IFRS 16.
●	The non-lease component is accounted for as services revenue under IFRS 15. This revenue is recognized “over time” as the customer (i.e., the charterer) is simultaneously receiving and consuming the benefits of the service.

Derivative financial instruments — interest rate swaps

The Group uses, from time-to time, interest rate swaps to economically hedge its exposure to interest rate risk arising from its variable rate borrowings. Interest rate swaps are initially recognized at fair value on the consolidated statements of financial position on the date the derivative contracts are entered into and are subsequently remeasured to their fair value at each reporting date. The fair value of these derivative financial instruments is based on a discounted cash flow calculation. The resulting changes in fair value are recognized in the consolidated statements of profit or loss and other comprehensive income unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in the consolidated statements of profit or loss and other comprehensive income depends on the nature of the hedge relationship. Derivatives are presented as current or non-current assets when their valuation is favourable to the Group and as current or non-current liabilities when unfavourable to the Group. Cash outflows and inflows resulting from derivative contracts are presented as cash flows from operations in the consolidated statements of cash flows. The Company has selected not to apply hedge accounting and records the effect from its interest rate swaps movement in its consolidated statement of profit or loss.

Derivative financial instruments — Forward Freight Agreements (FFAs)

The Group enters into FFAs to economically hedge its trading exposure in the spot market. FFAs are derivative financial instruments initially recognized at fair value on the consolidated statements of financial position on the date the FFAs are entered into and are subsequently remeasured to their fair value at each reporting date. Upon settlement, if the contracted charter rate is less than the average of the rates, as reported by an identified index, for the specified route and time period, the seller of the FFA is required to pay the buyer the settlement sum, being an amount equal to the difference between the contracted rate and the settlement rate, multiplied by the number of days in the specified period covered by the FFA. Conversely, if the contracted rate is greater than the settlement rate, the buyer is required to pay the seller the settlement sum. The resulting changes in fair value are recognized in the consolidated statements of profit or loss and other comprehensive income unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in the consolidated statements of profit or loss and other comprehensive income depends on the nature of the hedge relationship. FFA derivatives are presented as current or non-current assets when their valuation is favourable to the Group and as current or non- current liabilities when unfavourable to the Group. Classification as current or non-current is determined based on the FFA’s maturities. Cash outflows and inflows resulting from the FFAs are presented as cash flows from operations in the consolidated statements of cash flows. FFA derivatives are considered to be Level 2 items in accordance with the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. FFAs do not qualify for hedge accounting and therefore unrealized gains or losses are recognized under Unrealized/realized gain/(loss) on derivatives in the consolidated statements of profit or loss and other comprehensive income.

Derivative financial instruments — Foreign Exchange Swaps (FXSs)

The Group enters into foreign exchange forward swaps (“FXSs”) to economically hedge its exposure to floating foreign exchange rates arising from the Group’s exposure to Euro versus USD fluctuations. FXSs are initially recognized at fair value on the consolidated statement of financial position on the date the derivative contracts are entered into and are subsequently re-measured to their fair value at each reporting date. The fair value of these derivative financial instruments is based on a discounted cash flow calculation. The resulting changes in fair value are recognized in the consolidated statements of profit or loss and other comprehensive income. FXSs are presented as assets when their valuation is favorable to the Group and as liabilities when unfavorable to the Group. Cash outflows and inflows resulting from FXSs derivative contracts are presented as cash flows from operations in the consolidated statement of cash flows. Foreign exchange forward swap agreements are considered Level 2 financial instruments.

Interest income and finance cost

Interest income comprise interest receivable from available bank balances and short-term deposits. Financing costs comprise interest payable on borrowings, various banks charges and bank related fees. Interest income and finance costs are recognized in the consolidated statements of profit or loss and other comprehensive income, using the effective interest rate method, as they accrue.

Adoption of new and revised IFRS

Standards and interpretations effective in the current year

The following standards and amendments relevant to the Group were effective in the current year:

In February 2021, the IASB amended IAS 1 Presentation of Financial Statements, IFRS Practice Statement 2 and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to improve accounting policy disclosures and to help the users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies. The amendments are effective for annual periods beginning on or after January 1, 2023. These amendments did not have a material impact on the Group’s financial statements.

All other IFRS standards and amendments that became effective in the current year were not relevant to the Group or were not material with respect to the Group’s financial statements.

Standards and amendments in issue not yet effective

At the date of authorization of these consolidated financial statements, the following standards and amendments relevant to the Group were in issue but not yet effective:

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also clarifies what IAS 1 means when it refers to the “settlement” of a liability as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2024, and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Group’s financial statements.

In September 2022, the IASB issued “Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)”. The amendments require a seller-lessee to measure the lease liability arising from a leaseback in a way that it does not result in recognition of a gain or loss that relates to the right of use it retains, after the commencement date. The amendments will be effective for annual reporting periods beginning on or after January 1, 2024, with earlier application permitted. Management anticipates that these amendments will not have a material impact on the Group’s financial statements.

In October 2022, the IASB has published “Non-current liabilities with covenants (Amendments to IAS 1)” to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendments will be effective for annual reporting periods beginning on or after January 1, 2024, with earlier application permitted. Management anticipates that this amendment will not have a material impact on the Group’s financial statements.

In June 2023, the International Sustainability Standards Board (“ISSB”) issued IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information and IFRS S2 Climate-related Disclosures. The objective of IFRS S1 and IFRS S2 is to require an entity to disclose information about its sustainability-related risks and opportunities and climate-related risks and opportunities, respectively, that is useful to users of general-purpose financial reports in making decisions relating to providing resources to the entity. IFRS S1 is effective for annual reporting periods beginning on or after January 1, 2024 with earlier application permitted as long as IFRS S2 is also applied. IFRS S2 is effective for annual reporting periods beginning on or after January 1, 2024 with earlier application permitted as long as IFRS S1 is also applied. Management anticipates that these standards will have a disclosure impact on the Group’s financial statements.

There are no other IFRS standards and amendments issued by but not yet effective that are expected to have a material effect on the Group’s financial statements.